Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator Emerging Markets Power Buffer ETF™ – July
Prospectus [Line Items]
Annual Return [Percent]	20.33%	4.61%	2.52%	(11.05%)	(2.16%)	1.26%